Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations
(a)
Cash generated from operations

	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Profit before income tax	3,632	4,373	6,045
Adjustments for:
Depreciation and amortization	1,001	1,160	1,004
Impairment provision for investment in an associate (Note 17)	-	-	23
Loss allowance for expected credit losses (Note 20)	9	47	17
Non-cash employee benefits expense – share based payments (Note 8)	647	665	649
Fair value gains on investments (Note 7)	(105)	(26)	-
Fair value gains of financial liability	-	(17)	-
Net losses/(gains) in relation to equity investments (Note 7)	10	-	(12)
Dividend income (Note 7)	(27)	(14)	(15)
Gains of step-up acquisition arising from business combination (Note 7)	(8)	(141)	(4)
Share of loss/(profit) of associates and joint ventures (Note 17)	47	(38)	(127)
Interest income (Note 6)	(530)	(711)	(1,052)
Interest expense	120	115	124
Net exchange differences	1	(7)	17
(Increase)/decrease in accounts receivable	(769)	906	(204)
(Increase)/decrease in inventories	(6)	10	7
Decrease/(increase) in other operating assets	408	(17)	85
Decrease in accounts payable	631	663	52
Increase in other operating liabilities	309	659	846
Cash generated from operations	5,370	7,627	7,455